Net fee and commission income (Tables)	3 Months Ended
Jun. 30, 2019
Net fee And Commission Income [Line Items]
Disclosure Of Fee And Commission Income Expense Explanatory

Note 4 Net fee and commission income

	For the quarter ended			Year-to-date
USD million	30.6.19	31.3.19	30.6.18	30.6.19	30.6.18
Fee and commission income
Underwriting fees	224	155	185	379	423
of which: equity underwriting fees	118	48	89	166	215
of which: debt underwriting fees	105	107	96	212	208
M&A and corporate finance fees	296	117	180	413	385
Brokerage fees	826	828	886	1,654	1,913
Investment fund fees	1,196	1,177	1,226	2,373	2,505
Portfolio management and related services	1,915	1,804	1,922	3,719	3,871
Other	451	459	446	911	925
Total fee and commission income[1]	4,907	4,541	4,845	9,448	10,022
of which: recurring	3,136	2,998	3,195	6,134	6,451
of which: transaction-based	1,749	1,516	1,628	3,264	3,530
of which: performance-based	23	27	22	50	41
Fee and commission expense
Brokerage fees paid	88	79	76	168	166
Other	345	329	345	675	689
Total fee and commission expense	434	409	421	842	855
Net fee and commission income	4,474	4,132	4,423	8,606	9,168
of which: net brokerage fees	738	748	811	1,486	1,747
1 Reflects third-party fee and commission income for the second quarter of 2019 of USD 2,946 million for Global Wealth Management (first quarter of 2019: USD 2,817 million; second quarter of 2018: USD 2,987 million), USD 327 million for Personal & Corporate Banking (first quarter of 2019: USD 324 million; second quarter of 2018: USD 335 million), USD 647 million for Asset Management (first quarter of 2019: USD 619 million; second quarter of 2018: USD 639 million), USD 962 million for the Investment Bank (first quarter of 2019: USD 758 million; second quarter of 2018: USD 864 million) and USD 25 million for Corporate Center (first quarter of 2019: USD 22 million; second quarter of 2018: USD 21 million).